OBLIGATIONS UNDER CAPITAL LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
OBLIGATIONS UNDER CAPITAL LEASE
Summary of property held under capital leases
	March 31,	December 31,
	2020	2019

Office and warehouse facilities	$224,037	$224,037
Accumulated amortization	(101,547)	(87,106)

Total	$122,490	$136,931

	December 31,	December 31,
	2019	2018

Office and warehouse facilities	$224,037	$-
Accumulated amortization	(87,106)	-

Total	$136,931	$-

Summary of Future maturities of obligations
Twelve months ending March 31,
2021	$72,359
2022	51,594
2023	37,575

Total minimum lease payments	161,528
Amounts representing interest	(17,787)
$143,741

Years Ending December 31,
2020	$71,872
2021	58,585
2022	45,020
2023	3,758

Total minimum lease payments	179,235
Amounts representing interest	(21,616)
$157,619